Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Balance Sheet - Fair Value	$ (75.4)		$ (40.4)
Income Statement - Net Realized Gain (Loss) on Securities	(98.9)		(58.5)		1.3
Designated as Hedging Instruments | Closed Positions | Foreign Exchange Contract | Accumulated Other Comprehensive Income
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	8	[1]
Purpose	Forecasted transaction
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		0
Designated as Hedging Instruments | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	15	[1]	223	[1]	0	[1]
Purpose	Manage interest rate risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0.3		5.8		0
Non-hedging Instruments | Closed Positions | Foreign Exchange Contract
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	8	[1]
Purpose	Manage currency risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		0.9
Non-hedging Instruments | Closed Positions | Interest Rate Swaps
Derivative [Line Items]
Notional Value	350	[1]	0	[1]	4,186	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	(25.5)		0		10.4
Non-hedging Instruments | Closed Positions | Corporate Credit Default Swaps
Derivative [Line Items]
Notional Value	10	[1]	25	[1]	7	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0.5		(0.2)		(0.4)
Non-hedging Instruments | Closed Positions | Equity Contract
Derivative [Line Items]
Purpose	Manage price risk	[2]
Balance Sheet - Fair Value	0	[2]	0	[2]
Income Statement - Net Realized Gain (Loss) on Securities	0	[2]	0	[2]	(9.1)	[2]
Non-hedging Instruments | Assets | Interest Rate Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	713	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		0.1
Non-hedging Instruments | Assets | Corporate Credit Default Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	25	[1]	35	[1]	0	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0.7		1.3
Income Statement - Net Realized Gain (Loss) on Securities	(0.2)		2.5		0
Non-hedging Instruments | Liabilities | Interest Rate Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	1,263	[1]	713	[1]	0	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	(76.1)		(41.7)
Income Statement - Net Realized Gain (Loss) on Securities	(74.0)		(66.6)		0
Non-hedging Instruments | Liabilities | Corporate Credit Default Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	25	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	$ 0		$ 0		$ (0.6)

[1]	The amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.
[2]	Each contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2011 or 2010.